Restatement of prior periods following implementation of IFRS 15 - Consolidated income statement (Details) - GBP (£) £ / shares in Units, £ in Thousands		3 Months Ended			6 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Income statement
Revenue		£ 208,612	£ 177,415	[1]	£ 343,638		£ 321,080	[1]
Operating expenses		(160,269)	(136,252)		(303,849)		(279,288)
(Loss)/profit on disposal of intangible assets		(4,349)	1,013		18,079		18,292
Operating profit		43,994	42,176	[1]	57,868		60,084	[1]
Finance costs		(7,131)	(4,533)		(12,946)		(5,534)
Finance income		785	170		1,474		388
Net finance costs		(6,346)	(4,363)		(11,472)		(5,146)
Profit before tax		37,648	37,813	[1]	46,396		54,938	[1]
Tax expense		(10,878)	(57,510)	[1]	(12,980)		(65,065)	[1]
Profit/(loss) for the period		£ 26,770	£ (19,697)	[1]	£ 33,416	£ (27,502)	£ (10,127)	[1]
Earnings per share during the period:
Basic earnings per share		£ 0.1627	£ (0.1200)	[1]	£ 0.2031		£ (0.0617)	[1]
Diluted earnings per share	[2]	£ 0.1626	£ (0.1200)	[1]	£ 0.2029		£ (0.0617)	[1]
As previously reported
Income statement
Revenue			£ 163,962				£ 304,942
Operating expenses			(136,252)				(279,288)
(Loss)/profit on disposal of intangible assets			1,013				18,292
Operating profit			28,723				43,946
Finance costs			(4,533)				(5,534)
Finance income			170				388
Net finance costs			(4,363)				(5,146)
Profit before tax			24,360				38,800
Tax expense			(53,446)				(59,939)
Profit/(loss) for the period			£ (29,086)				£ (21,139)
Earnings per share during the period:
Basic earnings per share			£ (0.1771)				£ (0.1287)
Diluted earnings per share			£ (0.1771)				£ (0.1287)
Adjustment
Income statement
Revenue			£ 13,453				£ 16,138
Operating profit			13,453				16,138
Profit before tax			13,453				16,138
Tax expense			(4,064)				(5,126)
Profit/(loss) for the period			£ 9,389				£ 11,012
Earnings per share during the period:
Basic earnings per share			£ 0.0571				£ 0.0670
Diluted earnings per share			£ 0.0571				£ 0.0670
Commercial
Income statement
Revenue		£ 65,944	£ 65,300	[1]	£ 141,844		£ 145,778	[1]
Commercial | As previously reported
Income statement
Revenue			65,366				145,910
Commercial | Adjustment
Income statement
Revenue			(66)				(132)
Broadcasting
Income statement
Revenue		103,676	75,147	[1]	146,518		115,980	[1]
Broadcasting | As previously reported
Income statement
Revenue			61,628				99,710
Broadcasting | Adjustment
Income statement
Revenue			13,519				16,270
Matchday
Income statement
Revenue		£ 38,992	36,968		£ 55,276		59,322
Matchday | As previously reported
Income statement
Revenue			£ 36,968				£ 59,322

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.
[2]	For the three and six months ended 31 December 2017 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce their loss per share, and hence have been excluded.